Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
P
AY
V
ERSUS
P
ERFORMANCE
This section summarizes the relationship between the total compensation paid for the Company’s Chief Executive Officer and the other Named Executive Officers and the Company’s financial performance
for the fiscal years shown in the table (in this discussion, the Company’s Chief Executive Officer is also referred to as the principal executive officer or “PEO”, and the Named Executive Officers other than the Company’s Chief Executive Officer are referred to as the “Non-PEO NEOs”).

						Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Lionsgate TSR ($)(4)	Dow Jones U.S. Media Sector TSR ($)(4)	S&P Movies & Entertainment Index TSR ($)(4)	Lionsgate Net Income (Loss) ($Millions)(5)	Lionsgate Adjusted OIBDA ($Millions)(6)
(a)	(b)	(c)	(d)	(e)	(f)		(g)	(h)	(i)

2026	$19,374,075	$25,539,506	$5,167,827	$5,875,691	$146	$109	$161	$(198.3)	$261.3

2025	$9,823,232	$9,324,606	$5,682,552	$5,517,726	$146	$109	$161	$(362.0)	$448.1

2024	$18,213,948	$13,002,216	$6,624,357	$6,218,137	$164	$118	$133	$(1,102.9)	$517.6

2023	$21,528,409	$13,153,336	$6,429,940	$4,169,033	$182	$108	$96	$(2,010.2)	$358.1

2022	$5,585,412	$10,753,069	$4,649,415	$6,185,148	$267	$144	$124	$(188.2)	$402.2

(1)
Mr. Feltheimer was the Company’s Chief Executive Officer for each of the five fiscal years included in the table above. For fiscal year 2022, the Company’s Non-PEO NEOs were Messrs. Burns, Barge, Goldsmith and Corii Berg, the Company’s former General Counsel. For fiscal year 2023, the Company’s Non-PEO NEOs were Messrs. Burns, Barge, Goldsmith, Tobey and Berg. For fiscal years 2024, 2025 and 2026, the Company’s Non-PEO NEOs were Messrs. Burns, Barge, Goldsmith, and Tobey.

(2)
See the
Summary Compensation Table
above for detail on the total compensation for the Company’s Chief Executive Officer and the average compensation for the Non-PEO NEOs for fiscal year 2026. The total compensation for the Chief Executive Officer and the average compensation for the Non-PEO NEOs for each of the earlier fiscal years was calculated from the
Summary Compensation Table
as disclosed in the Company’s proxy statement filed with the Securities and Exchange Commission in the calendar year in which the applicable fiscal year ended.

(3)
For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of the Named Executive Officers (including, for purposes of this table, former Named Executive Officers as noted above) is equal to the NEO’s total compensation reported in the Summary Compensation Table for the applicable fiscal year and adjusted for the following with respect to that NEO:

•	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year,

•	Plus the fiscal year-end value of Company option and stock awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,

•
Plus/(less) the change in value as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for Company option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year,

•	Plus the vesting date value of Company option and stock awards which were granted and vested during the same covered fiscal year,

•
Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior fiscal year for Company option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,

•
Less, as to any Company option and stock awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,

•	Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested Company stock awards not otherwise included,

•
Plus, as to a Company option or stock award that was materially modified during the covered fiscal year, the amount by which the va lu
e of the award as of the date of the modification exceeds the value of the original award on the modification date.

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in ac co
rdan
ce
with FASB ASC Topic 718 using the valuation assumptions the Company then used to calculate the fair value of its equity awards. For more information on the valuation of the Company’s equity awards, please see the notes to the Company’s financial statements that appear in its Annual Report on Form 10-K for each fiscal year and the footnotes to the
Summary Compensation Table
that appears in the Company’s annual proxy statement.
The table above reflects the CAP (determined as noted above) for the Company’s Chief Executive Officer and, for the Company’s Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs for each of the fiscal years shown in the table.

The following table provides a reconciliation of the
Summary
Compensation
Table Total
to
Compensation Actually Paid
for the PEO.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2026 ($)	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)

Summary Compensation Table Total	19,374,075	9,823,232	18,213,948	21,528,409	5,585,412

Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(10,682,554)	(6,727,032)	(5,427,902)	(9,750,004)	(1,000,003)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	13,368,431	4,239,291	5,986,201	10,815,950	—

Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	915,993	(690,122)	(207,176)	(8,868,143)	3,994,288

Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	3,112,631	2,431,535	—	—	1,000,003

Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(549,070)	247,702	(5,562,855)	(572,876)	1,173,369

Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—

Compensation Actually Paid	$25,539,506	$9,324,606	$13,002,216	$13,153,336	$10,753,069
The following table provides a reconciliation of the average of the
Summary
Compensation Table Total for the Non-PEO NEOs
for a fiscal year to the average of the
Compensation Actually Paid for the Non-PEO NEOs
for that fiscal year.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2026 ($)	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)

Summary Compensation Table Total	5,167,827	5,682,552	6,624,357	6,429,940	4,649,415

Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(2,305,932)	(2,396,974)	(2,328,686)	(3,272,202)	(2,759,912)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	2,272,890	1,542,044	1,720,364	2,430,521	1,022,759

Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	306,064	(199,971)	(98,353)	(761,350)	1,155,466

Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	723,740	832,904	672,750	948,244	1,392,662

Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(288,898)	57,171	(372,295)	(1,571,828)	724,758

Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	(34,292)	—

Compensation Actually Paid	$5,875,691	$5,517,726	$6,218,137	$4,169,033	$6,185,148

(4)
The Company’s TSR represents cumulative total shareholder return on a fixed investment of $100 in existing common shares for the period beginning on the last trading day of fiscal year 2021 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The Dow Jones U.S. Media Sector Index TSR and the S&P Movies & Entertainment Index (which the Company also utilizes in the stock performance graph required by Item 201(e) of Regulation S-K included in its Annual Reports for each covered fiscal year) represent cumulative total shareholder return on a fixed investment of $100 in the Dow Jones U.S. Media Sector Index and the S&P Movies & Entertainment Index, respectively, for the period beginning on the last trading day of fiscal year 2021 through the end of the applicable fiscal year, and are calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for the Company’s Chief Executive Officer and the average CAP for the Company’s Non-PEO NEOs for each of the last five fiscal years against the Company’s total shareholder return and the total shareholder return for each of the Dow Jones U.S. Media Sector and the S&P Movies & Entertainment Index (each calculated as described above) over that period of time.

Company Selected Measure Name	Adjusted OIBDA
Named Executive Officers, Footnote	For fiscal year 2022, the Company’s Non-PEO NEOs were Messrs. Burns, Barge, Goldsmith and Corii Berg, the Company’s former General Counsel. For fiscal year 2023, the Company’s Non-PEO NEOs were Messrs. Burns, Barge, Goldsmith, Tobey and Berg. For fiscal years 2024, 2025 and 2026, the Company’s Non-PEO NEOs were Messrs. Burns, Barge, Goldsmith, and Tobey.
Peer Group Issuers, Footnote	The Company’s TSR represents cumulative total shareholder return on a fixed investment of $100 in existing common shares for the period beginning on the last trading day of fiscal year 2021 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The Dow Jones U.S. Media Sector Index TSR and the S&P Movies & Entertainment Index (which the Company also utilizes in the stock performance graph required by Item 201(e) of Regulation S-K included in its Annual Reports for each covered fiscal year) represent cumulative total shareholder return on a fixed investment of $100 in the Dow Jones U.S. Media Sector Index and the S&P Movies & Entertainment Index, respectively, for the period beginning on the last trading day of fiscal year 2021 through the end of the applicable fiscal year, and are calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for the Company’s Chief Executive Officer and the average CAP for the Company’s Non-PEO NEOs for each of the last five fiscal years against the Company’s total shareholder return and the total shareholder return for each of the Dow Jones U.S. Media Sector and the S&P Movies & Entertainment Index (each calculated as described above) over that period of time.
PEO Total Compensation Amount	$ 19,374,075	$ 9,823,232	$ 18,213,948	$ 21,528,409	$ 5,585,412
PEO Actually Paid Compensation Amount	$ 25,539,506	9,324,606	13,002,216	13,153,336	10,753,069
Adjustment To PEO Compensation, Footnote
The following table provides a reconciliation of the
Summary
Compensation
Table Total
to
Compensation Actually Paid
for the PEO.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2026 ($)	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)

Summary Compensation Table Total	19,374,075	9,823,232	18,213,948	21,528,409	5,585,412

Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(10,682,554)	(6,727,032)	(5,427,902)	(9,750,004)	(1,000,003)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	13,368,431	4,239,291	5,986,201	10,815,950	—

Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	915,993	(690,122)	(207,176)	(8,868,143)	3,994,288

Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	3,112,631	2,431,535	—	—	1,000,003

Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(549,070)	247,702	(5,562,855)	(572,876)	1,173,369

Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—

Compensation Actually Paid	$25,539,506	$9,324,606	$13,002,216	$13,153,336	$10,753,069

Non-PEO NEO Average Total Compensation Amount	$ 5,167,827	5,682,552	6,624,357	6,429,940	4,649,415
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,875,691	5,517,726	6,218,137	4,169,033	6,185,148
Adjustment to Non-PEO NEO Compensation Footnote
The following table provides a reconciliation of the average of the
Summary
Compensation Table Total for the Non-PEO NEOs
for a fiscal year to the average of the
Compensation Actually Paid for the Non-PEO NEOs
for that fiscal year.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2026 ($)	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)

Summary Compensation Table Total	5,167,827	5,682,552	6,624,357	6,429,940	4,649,415

Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(2,305,932)	(2,396,974)	(2,328,686)	(3,272,202)	(2,759,912)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	2,272,890	1,542,044	1,720,364	2,430,521	1,022,759

Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	306,064	(199,971)	(98,353)	(761,350)	1,155,466

Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	723,740	832,904	672,750	948,244	1,392,662

Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(288,898)	57,171	(372,295)	(1,571,828)	724,758

Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	(34,292)	—

Compensation Actually Paid	$5,875,691	$5,517,726	$6,218,137	$4,169,033	$6,185,148

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Following is an unranked
list
of the Company’s financial performance measures it considers most important in linking the compensation actually paid to the Company’s NEOs for fiscal 2026 with the Company’s performance.

•	Adjusted OIBDA (used in determining corporate performance for purposes of the annual incentive plan); and

•
Certain Discretionary Assessment of Achievement of Operational and Strategic Goals (used in determining individual performance for purposes of the annual incentive plan and the vesting of performance-based equity awards).

See
Compensation Discussion and Analysis
for more information regarding the use of these performance measures in the Company’s executive compensation program.
In general, the Company also views its stock price, upon which the value of all of the equity awards granted by the Company is dependent, as a key performance-based component of its executive compensation program in order to further align the interests of the Company’s senior management with the interests of the Company’s shareholders.

Total Shareholder Return Amount	$ 146	146	164	182	267
Net Income (Loss)	$ (198,300,000)	$ (362,000,000)	$ (1,102,900,000)	$ (2,010,200,000)	$ (188,200,000)
Company Selected Measure Amount	261,300,000	448,100,000	517,600,000	358,100,000	402,200,000
PEO Name	Mr. Feltheimer
Peer Group Total Shareholder Return Dow Jones Media	$ 109	$ 109	$ 118	$ 108	$ 144
Peer Group Total Shareholder Return S&P Movies & Entertainment Index	$ 161	161	133	96	124
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted OIBDA
Measure:: 2
Pay vs Performance Disclosure
Name	Certain Discretionary Assessment of Achievement of Operational and Strategic Goals
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,682,554)	(6,727,032)	(5,427,902)	(9,750,004)	(1,000,003)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,368,431	4,239,291	5,986,201	10,815,950	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	915,993	(690,122)	(207,176)	(8,868,143)	3,994,288
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,112,631	2,431,535	0	0	1,000,003
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(549,070)	247,702	(5,562,855)	(572,876)	1,173,369
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,305,932)	(2,396,974)	(2,328,686)	(3,272,202)	(2,759,912)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,272,890	1,542,044	1,720,364	2,430,521	1,022,759
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	306,064	(199,971)	(98,353)	(761,350)	1,155,466
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	723,740	832,904	672,750	948,244	1,392,662
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(288,898)	57,171	(372,295)	(1,571,828)	724,758
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (34,292)	$ 0